ACQUISITIONS AND DISPOSITIONS - Dispositions (Narrative) (Details) € in Millions, $ in Millions, $ in Millions										12 Months Ended
	Oct. 01, 2018 CAD ($)	Aug. 01, 2018 CAD ($)	Aug. 01, 2018 EUR (€)	Aug. 01, 2018 USD ($)	Jul. 31, 2017 CAD ($)	Jul. 31, 2017 USD ($)	Mar. 01, 2017 CAD ($)	Mar. 01, 2017 USD ($)	Dec. 01, 2016 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 USD ($)	Aug. 01, 2018 USD ($)	Jul. 04, 2018 CAD ($)	Jun. 30, 2018 CAD ($)	Feb. 08, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred income tax (recovery)/expense										$ (148)		$ (2,877)		$ 43
Goodwill										34,459		34,457
Impairment loss										1,104		4,463		1,376
Goodwill impairment										1,019		102		0
Gain on disposal of assets										(8)		120		$ 848
Gas Transmission and Midstream
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill										20,777		20,997
Impairment loss												4,400
Impairment loss, after-tax												2,800
Goodwill impairment										1,019		102
Liquids Pipelines
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill										8,324		7,786
Goodwill impairment										0		0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Canadian Natural Gas Gathering and Processing Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, consideration	$ 2,500
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Canadian Renewable Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of interest		$ 62
Disposal Group, Disposed of by Sale, Not Discontinued Operations | United States Renewable Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of interest		17		$ 13
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Liquids Pipelines | Sandpiper
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of assets										38	$ 30	148	$ 111
Gain on disposal of assets										29	$ 22	83	$ 63
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Liquids Pipelines | Olympic Pipeline
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of interest					$ 203	$ 160
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Liquids Pipelines | Ozark Pipeline
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of assets							$ 294	$ 220
Gain on disposal of assets							$ 14	$ 10
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Liquids Pipelines | South Prairie Region
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds from sale of assets									$ 1,100
Disposal group, held-for-sale, not discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other long-term liabilities (long-term liabilities held for sale)										96		$ 34
Disposal group, held-for-sale, not discontinued operations | Canadian Natural Gas Gathering and Processing Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, consideration																	$ 4,300
Goodwill										55
Goodwill impairment										1,019
Disposal group, held-for-sale, not discontinued operations | Texas Express Ngl System
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Equity investment		447																$ 447
Goodwill																		$ 262
Other income/(expense) | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Canadian Natural Gas Gathering and Processing Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of interest	$ 34
Other income/(expense) | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Hohe See Offshore Wind Project
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of interest		$ 20	€ 14
Other income/(expense) | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Liquids Pipelines | Olympic Pipeline
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of interest					$ 27	$ 21
Other income/(expense) | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Liquids Pipelines | South Prairie Region
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal of interest									$ 850
Asset Impairment | Disposal group, held-for-sale, not discontinued operations | Midcoast Operating L.P.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued operation, provision for loss (gain) on disposal, before income tax										913
Discontinued operation, provision for loss (gain) on disposal, net of tax										701
Canadian Renewable Assets | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest, ownership percentage by parent		49.00%														49.00%
United States Renewable Assets | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest, ownership percentage by parent		49.00%														49.00%
Hohe See Offshore Wind Project
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest of equity method investment (as a percent)																			50.00%
Hohe See Offshore Wind Project | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest of equity method investment (as a percent)		49.00%														49.00%
The Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of equity method investments		$ 1,750
Deferred income tax (recovery)/expense										(196)
The Assets [Member] | Renewable energy assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest, ownership percentage by parent		51.00%														51.00%
Renewable energy assets | The Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred income tax (recovery)/expense										(267)
Enbridge (U.S.) Inc. | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Midcoast Operating L.P.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, consideration		$ 1,400														$ 1,100
Gain on disposal of interest		41		$ 32
Other long-term liabilities (long-term liabilities held for sale)		$ 387														$ 298
Accounts payable and other | Enbridge (U.S.) Inc. | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Midcoast Operating L.P.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other long-term liabilities (long-term liabilities held for sale)										79					$ 58
Other Long-Term Liabilities [Member] | Enbridge (U.S.) Inc. | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Midcoast Operating L.P.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other long-term liabilities (long-term liabilities held for sale)										$ 296					$ 216